Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carryforwards	$ 13,659	$ 5,461
Research and development credits	2,216	739
Gross deferred tax assets	15,875	6,200
Less: valuation allowance	(15,409)	(6,164)
Total deferred tax asset	466	36
Deferred tax liability
Stock-based compensation	(399)
Depreciation	(67)	(36)
Total deferred tax liabilities	(466)	(36)
Net deferred income tax assets liabilities	$ 0	$ 0